LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF LOSS PER SHARE

	For the years ended December 31,
	2023	2022	2021
Loss attributable to holders of ordinary shares (RMB’000):
Net loss from continuing operations	(86,801)	(9,924)	(19,077)
Net loss from discontinued operations	72,461	(47,994)	(69,675)
Weighted average number of ordinary shares outstanding used in computing basic (loss)/earnings per share	2,220,209	836,880	514,774
Weighted average number of ordinary shares outstanding used in computing diluted (loss)/earnings per share	2,589,731	836,880	514,774
Loss per share - basic (RMB)
- From continuing operations	(39.10)	(11.90)	(37.10)
- From discontinued operations	32.64	(57.30)	(135.40)
Loss per share - diluted (RMB)
- From continuing operations	(39.10)	(11.90)	(37.10)
- From discontinued operations	27.98	(57.30)	(135.40)